CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical)	Mar. 28, 2025 $ / shares shares
Statement of Financial Position [Abstract]
Par value (in dollars per share) | $ / shares	$ 0.01
Shares authorized (in shares)	450,000
Shares issued (in shares)	145,000
Shares outstanding (in shares)	145,000